Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Supplemental Income Statement Elements [Abstract]
Interest expense and amortization cost of bonds	$ 9,738	¥ 63,354	¥ 113,367	¥ 172,677
Interest expense on bank and other borrowings	13,512	87,916	46,377	55,391
Interest expense on capital lease	9,799	63,757	66,687	57,189
Total interest costs	33,049	215,027	226,431	285,257
Less: Total interest costs capitalized	(4,567)	(29,714)	(27,842)	(11,073)
Interest expense, net	$ 28,482	¥ 185,313	¥ 198,589	¥ 274,184